PUTNAM
                                                 NEW YORK
                                                 TAX EXEMPT
                                                 INCOME FUND



[Artwork]


ANNUAL REPORT
November 30, 1995


[Putnam Logo]


Boston * London * Tokyo

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FUND HIGHLIGHTS

"Today, long-term muni yields stand at 88% of Treasury yields, down slightly from the summer peak but still above customary levels in the low- to mid-80% range. To many investment pros, that narrower-than-normal spread between muni and Treasury yields spells bargains." *

                                                        -- MONEY, November 1995

"To many observers, the chances of sweeping tax overhaul are slim. Even if a flat tax passes, New York municipal bonds should fare better than other states'. Comparatively high state and local tax rates make it likely that these bonds would be hurt to a lesser degree than others around the nation."


                      -- David Eurkus, manager, Putnam New York Tax Exempt Fund


* Interest and principal payments on Treasuries are backed by the full faith and credit of the U.S. government, while those of municipal bonds, of course, are not.





                CONTENTS

         4      Report from Putnam Management
         8      Fund performance summary
        14      Portfolio holdings
        21      Financial statements

FROM THE CHAIRMAN                                [Photograph of George Putnam]
                                                 * (C) Karsh, Ottawa
DEAR SHAREHOLDER:

TAX-EXEMPT BOND INVESTORS WILL LONG REMEMBER 1995 AS A YEAR OF HIGHS AND LOWS, EMOTIONALLY AS WELL AS IN THE MARKET. THE YEAR BEGAN AS THE BOND MARKET WAS CO-MING OFF ONE OF ITS WORST PERIODS IN RECENT MEMORY. JUST AS THINGS BEGAN TO LOOK BRIGHTER FOR TAX-EXEMPT BONDS, TALK IN WASHINGTON ABOUT A FLAT TAX SPARKED A WA-VE OF UNCERTAINTY AMONG INVESTORS.

CONCERNED THAT SUCH A TAX WOULD ELIMINATE THE FEDERAL INCOME TAX ADVANTAGE OF MUNICIPAL BONDS, THEY STAYED AWAY FROM THE MARKET IN DROVES. UNDETERRED BY THE NEGATIVE SENTIMENT, PUTNAM NEW YORK TAX EXEMPT INCOME FUND'S MANAGERS ACTUALLY TOOK ADVANTAGE OF IT, LOCKING IN GAINS AND ACQUIRING NEW HOLDINGS AT ATTRACTIVE PRICES.

BY SPRING, INVESTORS HAD REALIZED HOW REMOTE PASSAGE OF ANY TAX REFORM LEGISLA-TION ACTUALLY WAS DURING AN ELECTION YEAR. AS THE FUND CLOSED ITS FISCAL YEAR ON NOVEMBER 30, 1995, THE MARKET WAS ON A SOLID UPWARD PATH AGAIN.

HOWEVER, BECAUSE OF THE INTERRUPTION OVER THE FLAT-TAX PROPOSALS, YOUR FUND'S MANAGEMENT TEAM BELIEVES FURTHER GROUND WILL BE REGAINED IN FISCAL 1996. THE RE-PORT THAT FOLLOWS PROVIDES MORE DETAIL.

RESPECTFULLY YOURS,


GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
JANUARY 17, 1996

* (C) Copyright.

REPORT FROM THE FUND MANAGER
DAVID EURKUS


Municipal-bond investors who remained calm in the face of the media's hype about various tax-reform proposals during 1995 were amply rewarded for their patience. Strong technical factors -- including low inflation and relatively low interest rates -- helped push performance of tax-free investments to double-digit levels. In light of the market woes of 1994, this outcome couldn't have been more welco-me. Putnam New York Tax Exempt Income Fund's class A shares posted a total re-turn of 17.95% and class B shares 17.26% at net asset value for the 12 months ended November 30, 1995.

STRONG RELATIVE PERFORMANCE: A MATTER OF PERSPECTIVE

Except for a brief midsummer pause, the broad fixed-income market continued its impressive run throughout virtually all of the period. Increased investor confi-dence in the Federal Reserve Board's ability to thwart inflation and effectively manage economic growth over the long term fueled the gains of most fixed-income investments.

On an absolute basis, municipal bonds participated in the rally's strength in a highly respectable fashion. However, their performance relative to taxable in-vestments may appear somewhat lackluster. This is largely because of investors' lingering concerns about the perceived effects of the flat-tax proposal introdu-ced in April. In its purest form, a flat tax would deprive municipal bonds of their beneficial tax treatment.

The flat-tax distraction prevented your fund's investments from attaining the full price appreciation potential presented by the favorable investment environ-ment. However, the municipal bond market's returns during the 12 months ended November 30, 1995, are best considered in a historical context. In any good year, the market's performance would have been quite satisfactory and during 1994's bear market, it would have been considered a godsend.

Furthermore, on a tax-equivalent basis, a New York investor in the combined ma-ximum federal and New York state income tax bracket of 44.19% would have had to earn 9.57% and 8.42%, respectively, to match the 5.34% and 4.70% current divi-dend rates your fund's class A and class B shares produced at net asset value during the period.

FUND REPOSITIONING EMPHASIZES VALUE AND LOW RISK

The fund has maintained its heavy concentration of high-quality investment-grade bonds, with the portfolio diversified across more than 194 issues. During the year, particularly in the later six months, our active monitoring of municipal-bond market trends identified what we believed to be some attractive income opportunities, and we were able to reposition the portfolio to take advantage of them. One such shift exemplifies the fund's search for bonds offering value.

New York City general obligation bonds suffered in the months leading up to and following the election of a Republican administration committed to budget tigh-tening. During this period, we increased the fund's weighting in these bonds, particularly in the 10-year maturity sector. Subsequently, as investors realized that belt-tightening measures would take time and that Mayor Guiliani and Go-vernor Pataki could work together to resolve the city's budget crisis, the bonds rallied,

TOP INDUSTRY SECTORS *
-------------------------------------------------------------------------------
Airport/Transportantion             14.3
Utilities/Water and Sewerage        13.4
Education                           12.3
Health care                          8.6
Highways                             3.8
-------------------------------------------------------------------------------
* Based on net assets as of 11/30/95. Holdings will vary over time.

despite a slight but much expected credit downgrade from A to Baa in July. We believe these holdings continue to represent attractive value at current levels, offering solid income potential and relatively low market risk.

FUNDAMENTALS ARE SOUND, VALUATIONS APPEALING

As we enter fiscal 1996, we believe conditions for investing in fixed-income se-curities should remain hospitable. Subsiding inflation, a benign interest rate environment, and decelerating economic growth seem likely to continue.

The debate over tax reform is probably the most critical factor that will influ-ence tax-exempt bond performance over the next 12 months. While further instabi-lity cannot be ruled out, we believe investors have come to realize that a revi-sion of the income tax code would not likely occur until after the 1996 presi-dential election, at which time it would most likely involve a simplification of the existing system rather than a major overhaul. That said, we are upbeat about the prospects for the municipal market for several reasons:

First, any time municipal bonds underperform relative to Treasuries -- as they have during fiscal 1995 -- we believe a buying opportunity exists. Most high-grade, long-term municipal bonds are providing 90% of the yield that Treasury bonds are offering, on a before-tax basis. While there can be no assurance, the failure of municipal bonds to participate in the 1995 rally to the same degree as their taxable counterparts leaves the potential for further price apprecia-tion. This, in our opinion, represents attractive value.

Second, new issue supply has been scant in 1995, down by roughly 10% to 15% from 1994 levels, while investor demand for municipal bonds has once again picked up with the easing of flat-tax concerns. This represents a positive dynamic for continued price support. Additionally, should interest rates decline and refun-ding activity begin in earnest, your fund's increased emphasis on noncallable, high-quality bonds should buoy performance.

BOND YIELDS: MUNICIPALS VERSUS TREASURIES
-------------------------------------------------------------------------------
        % OF 30-YEAR MUNICIPAL BOND YIELD TO TREASURY BOND YIELD

11/94                             86.6
12/94                             85.2
 1/95                             83
 2/95                             80.7
 3/95                             80.8
 4/95                             82.3
 5/95                             86.6
 6/95                             90.6
 7/95                             87.7
 8/95                             90.5
 9/95                             91.7
10/95                             90.7
11/95                             90.7
-------------------------------------------------------------------------------
Chart shows the yield of an average 30-year general obligation municipal bond as a percentage of the yield of an average 30-year Treasury bond during the 12 mon-ths ended 11/30/95. Interest and principal payments of Treasury bonds are backed by the full faith and credit of the U.S. government, while those of municipal bonds have no such guarantee. Source: Bloomberg.

Going forward, we will continue to monitor market events carefully as they un-fold and seek to position your fund to benefit from longer-term trends.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed fa-vorably as of 11/30/95, there is no guarantee the fund will continue to hold these securities in the future.

PERFORMANCE SUMMARY

Performance should always be considered in light of a fund's investment strate-gy. Putnam New York Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal, New York state and New York City income taxes as Putnam Management believes is consistent with preservation of capital.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assum-ing you held the shares through the entire period and reinvested all distribu-tions in the fund.

TOTAL RETURN FOR PERIODS ENDED 11/30/95
                              CLASS A             CLASS B            CLASS M
INCEPTION DATE               (9/2/83)            (1/4/93)           (4/10/95)
                          NAV       POP       NAV       CDSC      NAV       POP
-------------------------------------------------------------------------------
1 year                  17.95%    12.36%    17.26%     12.26%      --%       --%
-------------------------------------------------------------------------------
5 years                 51.14     43.88        --         --       --        --
Annual average           8.61      7.55        --         --       --        --
-------------------------------------------------------------------------------
10 years               135.85    124.66        --         --       --        --
Annual average           8.96      8.43        --         --       --        --
-------------------------------------------------------------------------------
Life of class          215.45    200.51     16.90      12.90     5.44      1.96
Annual average           9.83      9.40      5.53       4.27       --        --
-------------------------------------------------------------------------------

COMPARATIVE RETURNS FOR PERIODS ENDED 11/30/95
                                               LEHMAN BROS.
                                             MUNICIPAL BOND       CONSUMER
                                                 BOND INDEX      PRICE INDEX
-------------------------------------------------------------------------------
1 year                                                18.90%            2.61%
-------------------------------------------------------------------------------
5 years                                               51.82            14.80
Annual average                                         8.71             2.80
-------------------------------------------------------------------------------
10 years                                             141.83            40.92
Annual average                                         9.23             3.49
-------------------------------------------------------------------------------
Life of class A                                      225.08            53.29
Annual average                                        10.10             3.55
-------------------------------------------------------------------------------
Life of class B                                       23.88             8.24
Annual average                                         7.66             2.77
-------------------------------------------------------------------------------
Life of class M                                        8.66             1.45
-------------------------------------------------------------------------------
Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes 5% maximum contingent deferred sales charge.

GROWTH OF A $10,000 INVESTMENT

CUMULATIVE TOTAL RETURN OF A $10,000 INVESTMENT SINCE 11/30/85

              FUND'S CLASS A             LEHMAN BROS.           CONSUMER
               SHARES AT POP     MUNICIPAL BOND INDEX        PRICE INDEX
-------------------------------------------------------------------------------
11/30/85        $  9525                 $ 10000               $ 10000
11/30/86          11568                   12070                 10128
11/30/87          11380                   12043                 10587
11/30/88          12858                   13323                 11037
11/30/89          14243                   14791                 11550
11/30/90          14865                   15929                 12275
11/30/91          16715                   17564                 12642
11/30/92          18487                   19325                 13028
11/30/93          20709                   21467                 13376
11/30/94          19048                   20339                 13734
11/30/95        $ 22466                 $ 24183               $ 14092
-------------------------------------------------------------------------------
Past performance is no assurance of future results. A $10,000 investment in the fund's class B shares at inception on 1/4/93 would have been valued at $11,690 on 11/30/95 ($11,290 with a redemption at the end of the period). A $10,000 in-vestment in the fund's class M shares at inception on 4/10/95 would have been valued at $10,544 at net asset value and $10,196 at public offering price on 11/30/95.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 11/30/95
                                  Class A         Class B         Class M
-------------------------------------------------------------------------------
DISTRIBUTIONS (NUMBER):              12              12               8
-------------------------------------------------------------------------------
Income                          $0.494452       $0.429989       $0.287041
-------------------------------------------------------------------------------
Capital gains (1)
  Long-term                          --              --              --
-------------------------------------------------------------------------------
  Short-term                         --              --              --
-------------------------------------------------------------------------------
Total                           $0.494452       $0.429989       $0.287041
-------------------------------------------------------------------------------
SHARE VALUE:                  NAV       POP       NAV       NAV       POP
-------------------------------------------------------------------------------
11/30/94                    $8.05     $8.45     $8.02        --        --
-------------------------------------------------------------------------------
4/10/95 (inception
of class M shares)             --        --        --     $8.79     $9.09
-------------------------------------------------------------------------------
11/30/95                    $8.97     $9.42     $8.95     $8.97     $9.27
-------------------------------------------------------------------------------
CURRENT RETURN:
-------------------------------------------------------------------------------
End of period
-------------------------------------------------------------------------------
Current dividend rate (2)    5.34%     5.09%     4.70%     5.05%     4.88%
Taxable equivalent (3)(a)    9.57      9.12      8.42      9.04      8.75
Taxable equivalent (3)(b)   10.06      9.58      8.85      9.50      9.19
-------------------------------------------------------------------------------
Current 30-day SEC yield (4) 4.91      4.67      4.26      4.61      4.46
Taxable equivalent (3)(a)    8.80      8.37      7.63      8.26      7.99
Taxable equivalent (3)(b)    9.24      8.79      8.02      8.68      8.40
-------------------------------------------------------------------------------
(1) Capitals gains are taxable for federal and, in most cases, state tax purpo-ses. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes. (2) Income portion of most recent distribution, annualized and divided by NAV or POP at end of period. (3) Assumes (a) the maximum combined state and fe-deral tax rate of 44.19% of (b) the maximum combined federal, New York State and New York City tax rates of 46.88%. Results for investors subject to lower tax rates would not be as advantageous. (4) Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/95
                              CLASS A             CLASS B            CLASS M
                             (9/2/83)            (1/4/93)           (4/10/95)
                          NAV       POP       NAV       CDSC      NAV       POP
-------------------------------------------------------------------------------
1 year                  15.51%    10.04%    14.71%      9.71%      --        --
-------------------------------------------------------------------------------
5 years                 52.37     45.20        --         --       --        --
Annual average           8.79      7.74        --         --       --        --
-------------------------------------------------------------------------------
10 years               132.26    121.16        --         --       --        --
Annual average           8.79      8.26        --         --       --        --
-------------------------------------------------------------------------------
Life of class          218.64    203.56     18.02      14.02     6.48%     2.96%
Annual average           9.85      9.42      5.70       4.49       --        --
-------------------------------------------------------------------------------
Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and net asset value fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS
CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon recemption.

CLASS M SHARES have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

NET ASSET VALUE (NAV) is the value of all your fund's assets, minus any liabili-ties, devided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond mar-ket. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

COMSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent and investment return.

A PUTNAM PERSPECTIVE ON RISK AND REWARD

You've probably been told how important it is to understand the relationship be-tween an investment's potential reward and its accompanying risks. Given the cautionary nature of such instructions, it may take most investors a while to realize that risk has a positive side.

EVERY RISK SIGNALS A POTENTIAL REWARD. Selecting only those investments that offer the greatest degree of security generally leads to only modest rewards. Furthermore, even insured or guaranteed investments may be subject to change in their rates of return or, in some cases, in their principal values. Experienced investors know that no investment is truly risk free and are therefore to take on some measure of risk in order to increase their potential gains.

THE GREATER THE RISK, THE GREATER THE POTENTIAL REWARD.
Accepting an appropriate level of investment risk can give you a better change of outpacing inflation over time and seeking to maximize your investment's re-turn. How much risk? Your financial advisor's feedback and your time horizon can make all the difference in determining how much risk is compatible with your in-vetment goals and your peace of mind.

FITTING YOUR FUND SELECTION TO YOUR RISK TOLERANCE

How do you find the right balance between investment risk and their potential rewards? It's helpful to understand the types of risks that can apply to di-fferent types of investments, and to look at your own portfolio with this pers-pective.

For short-term goals, your first priority may be managing market risk. Longer-term investors may be more concerned with inflation risk. And all income-oriented investors should consider interest-rate, credit, and prepayment risks carefully. Within each of Putnam's four investment categories, you can select funds with differing levels of risk and reward potential to customize your port-folio.

This list covers only the most general types of risks; however, each investment will also have its own specific risks. You will find a more detailed discussion of these risk considerations in each fund's prospectus.

A RUNDOWN OF RISK TYPES

MARKET RISK Most important for stock funds, but relevant to all funds, this is a measure of how sensitive a fund's holdings are to changes in general market conditions. Remember, though, that securities that lose value quickly in market declines may also show the strongest gains in more favorable environments.

INTEREST-RATE RISK Since bond prices fall as interest rates rise, this type of risk is a particular concern for fixed-income investors. However, interest-rate increases can also have a substantial negative effect on the stock market.

INFLATION RISK If your investments cannot keep pace with inflation, your money will begin to lose its purchasing power. Stock investments are generally consi-dered among the best ways of addressing inflation risk over the long term.

CREDIT AND PREPAYMENT RISK Credit risk is the concern that the security's issuer will not be able to meet its payment, while prepayment risk involves the prema-ture payoff of a loan, with a resulting loss of interest income. Professional management and in-depth research are invaluable in managing both these risks.

LIQUIDITY RISK Not all investments can be readily converted into cash at their perceived market values. Liquidity risk can affect the price of securities held in the fund's portfolio and, thus, the fund's share prices.

REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended November 30, 1995

        To the Trustees and Shareholders of
        Putnam New York Tax Exempt Income Fund

We have audited the accompanying statement of assets and liabilities of Putnam New York Tax Exempt Income Fund, including the portfolio of investments owned, as of November 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indi-cated therein. These financial statements and financial highlights are the res-ponsibility of the fund's management. Our responsibility is to express an opi-nion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain rea-sonable assurance about whether the financial statements and financial high-lights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of No-vember 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates ma-de by management, as well as evaluating the overall financial statement presen-tation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam New York Tax Exempt Income Fund as of November 30, 1995, the results of its ope-rations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                       Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 12, 1996

PORTFOLIO OF INVESTMENTS OWNED
November 30, 1995

KEY TO ABBREVIATIONS
        FGIC    - Federal Guaranty Insurance Company
         FRB    - Floating Rate Bonds
         FSA    - Financial Security Assurance
         IFB    - Inverse Floating Rate Bonds
  G.O. Bonds    - General Obligation Bonds
        VRDN    - Variable Rate Demand Notes
       AMBAC    - AMBAC Indemnity Corporation
         FHA    - Federal Housing Administration
        MBIA    - Municipal Bond Investors Assurance Corporation

MUNICIPAL BONDS AND NOTES (100.4%)*
PRINCIPAL AMOUNT                                      RATINGS**           VALUE

NEW YORK (93.9%)
-------------------------------------------------------------------------------
$ 5,300,000 34th Street Partnership Inc. Rev. Bonds
            (34th Street Business Impt.), 5 1/2s, 1/1/23      A  $    5,187,375
  5,000,000 Albany, Parking Auth. Rev. Bonds (Green &
            Hudson St. Garage), Ser. A, 7.15s, 9/15/16        A       5,387,500
  3,000,000 Babylon, Indl. Dev. Agcy. Resource Recvy.
            Rev. Bonds (Ogden Martin Syst. Babylon Inc.),
            Ser. B, 8 1/2s, 1/1/19                          AAA       3,401,250
            Battery Park, City Auth. Rev. Bonds
 14,500,000   7.7s, 5/1/15                                  AAA      16,403,125
 29,125,000   Ser. A, 5 1/4s, 11/1/17                        AA      27,523,125
 20,645,000   Ser. A, 5s, 11/1/13                            AA      19,251,463
  7,400,000 Erie Cnty. 4 1/2s, 9/20/96                    VMIGI       7,465,564
  4,750,000 Grand Central Dist. Mgmt. Assn. Inc.
            (Business Impt. Dist.), 5 1/4s, 1/1/22            A       4,506,563
  5,000,000 Metro Trans. Auth. FRB Ser. 1993B,
            AMBAC 6.017s, 7/1/08 (acquired 6/30/93,
              cost $5,158,013)++                            AAA       5,425,000
            Metro. Trans. Auth. Svcs. Contract Fac. Rev.
            Bonds (Trans. Fac.)
  3,290,000   Ser. 3, 7 1/2s, 7/1/16                        AAA       3,791,725
  3,750,000   Ser. 3, 7 3/8s, 7/1/08                        Baa       4,364,063
  3,000,000   Ser. 6, 7s, 7/1/09                            Baa       3,303,750
 30,065,000   Ser. P, 5 3/4s, 7/1/15                        Baa      29,801,931
 10,400,000   Ser. 7, 5 5/8s, 7/1/16                        Baa      10,166,000
 16,995,000   Ser. O, 5 1/2s, 7/1/17                        Baa      16,421,419
  3,500,000   Ser. 7, 4 3/4s, 7/1/19                        Baa       3,018,750
            Metro. Trans. Auth. Svcs. Contract Fac.
            Rev Bonds
  8,000,000   (Commuter Fac.), Ser. O, 5 1/2s, 7/1/17       Baa       7,730,000
  5,000,000   (NY Svc. Contract Trans. Facs.), Ser. 7,
              5.45s, 7/1/07                                 BBB       5,043,750
  5,000,000 Metro. Transn. Auth. Trans. Rev. Bonds
            Ser. O, MBIA, 6 3/8s, 7/1/20                    AAA       5,356,250
            Muni. Assistance Corp. for the City of NY
            Rev. Bonds
  4,500,000   Ser. 61, 5 3/4s, 7/1/08                        AA       4,612,500
 11,795,000   Ser. 62, 5 1/2s, 7/1/08                        AA      11,971,925

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                      RATINGS**           VALUE

NEW YORK (Continued)
-------------------------------------------------------------------------------
$   500,000 NY City, Cultural Res. VRDN (American
            Museum of Natural History), Ser. B, MBIA,
            2.1s, 4/1/21                                    AAA  $      500,000
            NY City, G.O. Bonds
 15,285,000   Ser. E, 5.4s, 2/15/03                         BBB      15,189,469
 11,200,000   Ser. D, Group B, 8 1/4s, 8/1/11               Baa      13,062,000
 12,325,000   Ser. B, 8 1/4s, 6/1/05                        Baa      14,558,906
 20,195,000   Ser. A, 8s, 8/15/19                           Baa      24,082,538
 10,000,000   Ser. D, Group A, 8s, 8/1/03                   Baa      11,512,500
  5,575,000   Ser. D, 7.65s, 2/1/08                         Baa       6,132,500
  3,455,000   Ser. E, 7.6s, 2/1/05                          Baa       3,843,688
  4,730,000   Ser. F, 7.6s, 2/1/05                          Baa       5,273,950
 26,000,000   Ser. B, 7 1/2s, 2/1/06                        Baa      28,795,000
 20,000,000   Ser. B, 7 1/2s, 2/1/02                        Baa      22,150,000
  8,425,000   Ser. D, 6 1/2s, 2/15/05                       BBB       8,930,500
 25,150,000   Ser. E, 6 1/2s, 2/15/05                       BBB      26,659,000
 20,150,000   Ser. E, 6 1/2s, 2/15/04                       BBB      21,359,000
 15,490,000   Ser. D, 5.4s, 2/15/03                         BBB      15,393,188
 18,800,000   Ser. F, 3s, 11/15/00                          Baa      17,014,000
  2,000,000 NY City, Hsg. Dev. Corp. Mtge. VRDN
            (Multi Fam. Tribeca Towers), Ser. A,
            3.55s, 12/15/24                                   A       2,000,000
  1,300,000 NY City, Hsg. Dev. Corp. Special Obligation
            VRDN (East 96th St. Project), Ser. A,
            3.9s, 8/1/15                                  VMIGI       1,300,000
 15,625,000 NY City, Ind. Dev. Agcy. Special Fac. Rev.
            Bonds (American Airlines Inc., Project),
            6.9s, 8/1/24                                    Baa      16,660,156
  9,100,000 NY City, Indl. Dev. Agcy. Civic Fac. Rev.
            Bonds (Rockefeller Fndtn. Project), 5 3/8s,
            7/1/23                                          AAA       9,213,750
            NY City, Muni. Fin. Auth. Wtr. & Swr.
            Syst. FRB
 13,000,000   10.71s, 6/15/11(acquired 8/9/91,
              cost $13,587,860)++                           AAA      19,288,750
  5,000,000   Ser. A, 6 3/4s, 6/15/17                         A       5,406,250
 33,820,000   Ser. G, FGIC, 9.345s, 6/15/24                   A      33,820,000
 17,500,000   MBIA, 9.345s, 6/15/08                         AAA      17,850,000
 12,000,000   MBIA, 5.35s, 6/15/12                          AAA      11,835,000
  5,000,000 NY Hsg. Corp. Rev. Bonds, 5 1/2s, 11/1/10        AA       5,012,500
            NY State Dorm. Auth. Court Facs. Lease
            Rev. Bonds
  6,980,000   Ser. A, 5 5/8s, 5/15/13                       BBB       6,875,300
  7,610,000   Ser. A, 5.3s, 5/15/07                         BBB       7,505,363
            NY State Dorm. Auth. IFB
 13,000,000   (Cornell U.), 10.22s, 7/1/30(acquired 8/9/91,
              cost $13,315,900)++                            AA      16,380,000
  9,000,000   (City U. Syst.), Ser. F, 7 7/8s, 7/1/17       BBB      10,503,090
  5,000,000   (NY Dept of Ed.), 7 3/4s, 7/1/21              Baa       5,681,250
  3,000,000 NY State Dorm. Auth. Rev. Bonds (Cons.
            City U. Syst.) Ser. A, 5 3/4s, 7/1/09           BBB       3,037,500
            NY State Dorm. Auth. Rev. Bonds
  9,000,000   (State U. Edl. Fac.), Ser. A, 7 5/8s, 5/15/05 Baa      10,372,500
 18,800,000   (City U. Syst.), Ser. C, 7 1/2s, 7/1/10         A      22,489,500

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                      RATINGS**           VALUE

NEW YORK (Continued)
-------------------------------------------------------------------------------
$ 4,000,000   (State U. Athletic Fac.), 7 1/4s, 7/1/21        A  $    4,410,000
  4,465,000   (U. of Rochester), 6 1/2s, 7/1/09               A       4,660,344
 12,200,000   (State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11  BBB     12,581,250
  6,975,000   (Construction City U. Syst.), 2nd Gen,
              Ser. A, 5 3/4s, 7/1/13                         Baa      7,001,156
 11,615,000   (Upstate Cmnty. Colleges), Ser. A,
              5.7s, 7/1/21                                   Baa     11,513,369
  4,000,000   (Upstate Cmnty. Colleges), Ser. A,
              5 5/8s, 7/1/14                                 Baa      3,925,000
  3,205,000   (U. Rochester), Mem. Hosp., MBIA,
              5 1/2s, 7/1/21                                AAA       3,196,988
  3,000,000   (State U. Edl. Facs.), Ser. A, 5 1/2s,
              5/15/13                                       Baa       2,940,000
  8,000,000   (State U. Edl. Facs.), Ser. A, 5 1/2s,
              5/15/10                                       BBB       7,980,000
  5,975,000   (City U.), Ser. F, 5 3/8s, 7/1/07             BBB       5,930,188
 38,600,000   (State U. Edl. Fac.), Ser. A, 5 1/4s, 5/15/15 Baa      36,477,000
 13,850,000   (Mt. Sinai Medical School), Ser. A,
              MBIA, 5s, 7/1/21                              AAA      12,967,063
 11,000,000   (City U. Syst.), Ser. C, 5s, 7/1/17           Baa       9,955,000
  4,020,000   (Columbia U.), 5s, 7/1/15                     Aaa       3,834,075
 15,985,000   (Cornell U.), 5.7s, 7/1/15                     AA      15,625,338
  3,485,000   (State U. Edl. Facs.), Ser. B, 5.7s, 5/15/04  BBB       3,646,181
 23,864,000   (State U. Edl. Fac.), Ser. B, zero%, 5/15/10  Baa      10,738,800
 48,000,000   (State U. Edl. Fac.), Ser. B, zero%, 5/15/09  Baa      23,040,000
 54,520,000   (State U. Edl. Fac.), Ser. B, zero%, 5/15/08  Baa      27,396,300
 10,000,000   (State U. Edl. Fac.), Ser. B, zero%, 5/15/07  Baa       5,350,000
 10,580,000   (State U. Edl. Fac.), Ser. B, zero%, 5/15/06  Baa       6,043,825
 10,000,000   MBIA, 5 3/4s, 7/1/14                          AAA      10,200,000
 13,985,000   Ser. A, 5 1/2s, 5/15/10                       BBB      13,845,150
  5,100,000   (Oxford U. Press Inc.), 3 3/4s, 7/1/23      VMIGI       5,100,000
            NY State Energy Research & Dev. Auth. Gas
            Fac. Rev. Bonds
  8,100,000   (Brooklyn Union Gas Co. Project), Ser. A,
              9s, 5/15/15                                     A       8,266,455
  5,000,000   (Cons. Edison Co. NY Inc. Project), Ser. A,
              7 1/8s, 12/1/29                                 A       5,606,250
 10,000,000 NY State Energy Research & Dev. Auth. Gas
            Facs. IFB (Brooklyn Union Gas Co.), Ser. B,
            9.626s, 7/1/26                                    A      12,462,500
            NY State Energy Research & Dev. Auth. Poll.
            Control Rev. Bonds
 10,000,000   (Niagara Mohawk Pwr. Corp.), Ser. A,
              FGIC, 7.2s, 7/1/29                            Aaa      11,487,500
 12,500,000   (Niagara Mohawk Pwr. Corp.), Ser. A,
              FGIC, 6 5/8s, 10/1/13                         AAA      13,515,625
  3,100,000   (Niagara Mohawk Power Project), Ser A,
              3.95s, 7/1/15                                   A       3,100,000
  7,100,000   (NY Elec. Gas), Ser. D, 4 1/2s, 10/1/29     VMIGI       7,100,000
 12,900,000   (NY State Elec. & Gas Co.), Ser. C,
              3.55s, 6/1/29                               VMIGI      12,900,000
  8,750,000 NY State Energy Resh. & Dev. Auth. Rev.
            Bonds (Long Island Lighting Co. Project),
            Ser. B, 7.15s, 2/1/22                            BB       8,979,688
            NY State Env. Fac. Corp. Poll. Control Rev.
            Bonds (State Wtr. Revolving Fund)
  8,655,000   Ser. A, 7 1/2s, 6/15/12                        Aa       9,899,156
  5,050,000   Ser. E, 6 7/8s, 6/15/10                        Aa       5,637,063

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                      RATINGS**           VALUE

NEW YORK (Continued)
-------------------------------------------------------------------------------
$ 6,870,000   Ser. B, 6.65s, 9/15/13                         AA  $    7,651,463
  5,265,000   Ser. A, 6.55s, 9/15/10                        AAA       5,877,056
 41,105,000   Ser. A, 5 7/8s, 6/15/14                        AA      42,184,006
            NY State Hsg. Corp. Rev. Bonds
 21,245,000   5s, 11/1/18                                    AA      19,412,619
 13,135,000   5s, 11/1/13                                    AA      12,215,550
 16,750,000   Ser. A, zero%, 11/1/10                      AAA/P      13,797,813
            NY State Hsg. Fin. Agcy. Rev. Bonds
 32,000,000   Ser. A, 8s, 11/1/08                           Baa      36,480,000
  9,440,000   (Multi-Fam. Hsg. Insd. Mtge. Program),
              Ser. A, 7s, 8/15/22                            AA      10,053,600
  5,570,000   (Multi-Fam. Mtge.), Ser. B, AMBAC,
              6.35s, 8/15/23                                AAA       5,771,913
            NY State Hsg. Fin. Agcy. Svc Contract
            Obligation Rev. Bonds
  3,000,000   Ser. A, 6 1/4s, 9/15/10                       BBB       3,101,250
  7,500,000   Ser. C, 7.3s, 3/15/21                         AAA       8,756,250
 10,000,000   Ser. C, 6s, 9/15/21                           Baa      10,050,000
            NY State Local Gov't. Assist. Corp. Rev. Bonds
 13,800,000   Ser. B, 7 1/2s, 4/1/20                        AAA      16,099,632
  5,000,000   Ser. A, 7 1/4s, 4/1/18                        AAA       5,775,000
 10,000,000   Ser. A, 7 1/8s, 4/1/21                        AAA      11,637,500
 11,900,000   Ser. A, 6 1/2s, 4/1/20                          A      12,658,625
 17,605,000   Ser. B, 5 3/8s, 4/1/16                          A      17,186,881
 13,750,000   Ser. A, 5 1/4s, 4/1/19                          A      13,114,063
 35,415,000   Ser. E, 5 1/4s, 4/1/16                          A      34,573,894
 10,125,000   Ser. D, 5s, 4/1/23                              A       9,352,969
  3,255,000   Ser. C, 5s, 4/1/21                              A       3,031,219
 10,000,000   Ser. E, 5s, 4/1/21                              A       9,375,000
  7,210,000   Ser. C, MBIA, zero%, 4/1/14                   AAA       2,649,675
            NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
 12,730,000   (Hosp. & Nursing Home), Ser. B, FHA
              Insd., 8s, 2/15/28                            AAA      14,130,300
  5,000,000   (Buffalo Gen. Hosp.), Ser. C, FHA Insd.,
              7.7s, 2/15/22                                 AAA       5,568,750
  8,750,000   (Hosp. & Nursing Home Insd. Mtge.),
              Ser. A, FHA Insd., 8s, 2/15/27                AAA       9,482,813
  2,780,000   (Mental Hlth. Svcs. Fac.) Ser. A, 8 7/8s,
              8/15/07                                       BBB       3,037,150
  3,230,000   (Mental Hlth. Svcs. Fac.) Ser. A, 8 7/8s,
              8/15/97                                       AAA       3,557,038
  5,805,000   (Mental Hlth. Svcs. Fac.) Ser. B, 7 7/8s,
              8/15/20                                         A       6,624,956
  7,985,000   (Mental Hlth. Svcs. Fac.) Ser. B, 7 7/8s,
              8/15/20                                       AAA       9,352,431
  7,275,000   (Mental Hlth. Svcs. Fac.) Ser. A, 7/8s,
              2/15/19                                       Baa       8,038,875
 22,525,000   (Prebyterian Hosp.) Ser. A, FHA Insd., 7.7s,
              2/15/25                                       AAA      26,213,469
  6,180,000   (Mental Hlth. Svcs. Fac.) Ser. B, 7 5/8s,
              8/15/17                                       Baa       6,952,500
 24,775,000   (Mental Hlth. Svcs. Fac.) Ser. A, 7 1/2s,
              2/15/21                                       AAA      28,831,906
 18,500,000   (St. Luke's Hosp.) Ser. B, FHA Insd., 7.45s,
              2/15/29                                       AAA      21,090,000
  3,000,000   (Hosp. & Nursing Home), Ser. A, FHA Insd.,
              6 7/8s, 2/15/32                                AA       3,225,000

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                      RATINGS**           VALUE

NEW YORK (Continued)
-------------------------------------------------------------------------------
$ 6,625,000   (Methodist Hosp. & Nursing Home), Ser. A,
              FHA Insd., 6.7s, 8/15/23                       AA  $    7,121,875
  7,325,000   Ser. A, AMBAC, 6 1/2s, 8/15/29                AAA       7,883,531
 10,000,000   (Hosp. & Nursing Mtge.), Ser. B, FHA,
              6 1/8s, 8/15/24                               AAA      10,337,500
  6,850,000   (Hosp. & Nursing Home Insd. Mtge.) Ser. C,
              MBIA, 5 3/4s, 8/15/19                         AAA       6,935,625
 12,140,000   (Mtge. St. Lukes-Roosevelt), MBIA,
              5 5/8s, 8/15/18                               AAA      12,079,300
 11,000,000   (Presbyterian Hosp.) MBIA, 5 3/8s, 2/15/25    AAA      10,780,000
  6,000,000   (Mental Health ), Ser. D, FGIC,
              5 3/8s, 8/15/13                               AAA       5,940,000
  4,785,000   (Mental Hlth. Svcs. Fac.), Ser. D,
              5 1/4s, 8/15/23                               Baa       4,372,294
 24,700,000 NY State Med. Care Facs. Fin. Agcy. FRB
              (Monterfiore Med. Ctr.), Ser. A, MBIA
              10.10s, 2/15/24 ($21,400,000 par acquired
              10/3/91, cost $22,955,243, $3,300,000 par
              acquired 4/8/92, cost $3,546,169)++           AAA      29,269,500
            NY State Med. Care Facs. Fin. Agcy. VRDN
  2,600,000   (Lenox Hill Hosp.), Ser. A, 3.45, 11/1/08   VMIGI       2,600,000
  5,500,000   (Mental Hlth. Svcs. Fac.), Ser A, AMBAC,
              5.8s, 8/15/22                                 AAA       5,603,125
            NY State Mtge. Agcy. Rev. Bonds
  4,130,000   (Homeownership Dev. Program), Ser. QQ,
              7.7s, 10/1/12                                  Aa       4,501,700
  5,000,000   5.65s, 4/1/15                                  Aa       4,900,000
  4,800,000   (Homeowner Mtg.), Ser. 31-A, MBIA,
              5 3/8s, 10/1/17                               AAA       4,566,000
 42,880,000 NY State Mtge. Agcy. Rev. Bonds (Single-Fam.)
            Ser. 2, zero%, 10/1/14                           Aa       7,337,197
  4,250,000 NY State Muni. Bond Bank Agcy. Special
            Program Rev. Bonds, Ser. A,6 3/4s, 3/15/11        A       4,595,313
  5,400,000 NY State Pwr. Auth. Gen. Rev. Bonds Ser. U,
            5 3/4s, 1/1/18                                   AA       5,400,594
  4,200,000 NY State Thru-Way Auth. Gen. Rev. Bonds
            Ser. B, MBIA, 5s, 1/1/20                        AAA       3,969,000
            NY State Thru-Way Auth. Hwy. & Brdg.
            Rev. Bonds
 17,475,000   Ser. A, MBIA, 5 1/2s, 4/1/15                  AAA      17,606,063
 10,000,000   Ser. B, MBIA, 5 1/8s, 4/1/15                  AAA       9,650,000
            NY State Thru-Way Auth. Svc.
            Contract Rev. Bonds (Local Hwy. &
            Bridge Project)
 13,300,000   7 1/4s, 1/1/10                                Baa      15,211,875
  6,500,000   6 1/4s, 4/1/07                                Baa       6,825,000
 11,800,000   6s, 1/1/11                                    BBB      11,918,000
  9,525,000   5 1/4s, 4/1/13                                Baa       8,953,500
            NY State Urban Dev. Corp. Rev. Bonds
  9,000,000   (Onondaga Cnty. Convention Project),
              7 7/8s, 1/1/20                                  A      10,597,500
 23,250,000   (State Fac.), 7 1/2s, 4/1/20                    A      26,999,063
 33,250,000   (Correctional Fac.), Ser. 2, 7 1/2s, 1/1/18     A      38,570,000

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                      RATINGS**           VALUE

NEW YORK (Continued)
-------------------------------------------------------------------------------
$31,955,000   (Correctional Fac.), 5 3/4s, 1/1/13           Baa  $   31,755,281
  8,000,000   (Correctional Fac.), AMBAC, Ser. A,
              5 1/2s, 1/1/16                                Baa       7,740,000
 20,700,000   (Correctional Fac.), FSA,
              5 1/2s, 1/1/15                                Baa      20,053,125
  7,710,000   (Correctional Capital Facs.), Ser. A,
              5 1/2s, 1/1/09                                Baa       7,565,438
  5,795,000   (Correctional Facs.), 5 1/4s, 1/1/03          Baa       5,831,219
            NY, NY City, Indl. Dev. Agcy. Special Fac.
            Rev. Bonds
  4,990,000   (Terminal One Group Assn. Project),
              6 1/8s, 1/1/24                                  A       5,027,425
 18,250,000   (Terminal One Group Assn. Project),
              6s, 1/1/19                                      A      18,295,625
 18,000,000 Nassau Cnty. VRDN Ser. B, 4 1/2s, 4/15/96     VMIG1      18,073,980
  5,000,000 Niagara Falls, Brdg. Commn. Toll Rev. Bonds
            Ser. B, FGIC, 5 1/4s, 10/1/21                   AAA       4,775,000
            NY State Urban Dev. Corp. Rev. Bonds
 13,500,000   (Correctional Facs.), 5 5/8s, 1/1/07          BBB      13,533,750
  7,500,000   (Correctional Facs.), 5 1/4s, 1/1/04          BBB       7,528,125
  7,000,000 Onondaga Cnty., Indl. Dev. Agcy. Swr. Fac. Rev.
            Bonds (Bristol-Meyers Squibb Co. Project),
            5 3/4s, 3/1/24                                  AAA       7,437,500
  2,800,000 Ontario Cnty., Indl. Dev. Agcy. Res. Recvy.
            Rev. Bonds (High Tech. Fac. Group),
            7 3/8s, 5/1/96                                    A       2,833,292
 26,500,000 Port Auth. NY & NJ Cons. Rev. Bonds 93rd
            Ser., 6 1/8s, 6/1/94                             AA      28,255,625
  8,600,000 Port Auth. NY & NJ Cons. Rev. IFB
            9.068s, 8/1/26 (acquired 8/29/91, cost
            $8,814,828)++                                    AA      10,148,000
  5,250,000 Port Auth. NY & NJ Cons. VRDN,
            7s, 12/1/14                                      AA       5,453,438
 56,000,000 Port Auth. NY & NJ Cons. FGIC,
            4.997s, 11/15/20                                AAA      53,480,000
 10,000,000 Suffolk Cnty., Wtr. Auth. Wtrwks., Rev. Bonds
            Ser. B, AMBAC, 5 5/8s, 6/1/16                   AAA      10,100,000
            Triborough Brdg. & Tunl. Auth. General
            Purpose Rev. Bonds
 21,480,000   Ser. B, MBIA, zero%,  1/1/22                  AAA       5,182,050
  8,985,000   Ser. B, MBIA, zero%,  1/1/21                  AAA       2,291,175
  9,105,000   Ser. B, MBIA, zero%,  1/1/15                  AAA       3,243,656
 38,750,000   (Convention Ctr. Project), Ser. E, 7 1/4s,
              1/1/10                                        Baa      44,610,927
 12,500,000   (Convention Ctr. Project), Ser. E, 6s, 1/1/11 Baa      13,000,000
 14,575,000   Ser. P, 5 1/2s, 1/1/19                          A      14,502,125
            Triborough Brdg. & Tunnel Auth. Special
              Oblig. IFB
 18,000,000 8.1515s, 1/1/12 (acquired 7/10/92,
              cost $18,135,000)++                           AAA      20,092,500
  3,600,000   FGIC, 3.5s, 1/1/24                          VMIG1       3,600,000
                                                                ----------------
                                                                 $2,092,975,417

PRINCIPAL AMOUNT                                      RATINGS**           VALUE

PUERTO RICO (6.5%)
-------------------------------------------------------------------------------
$20,500,000 Puerto Rico Comwlth. Aqueduct & Swr.
            Auth. Rev. Bonds Ser. A, 7 7/8s, 7/1/17         Baa  $   22,755,000
  3,000,000 Comwlth. of Puerto Rico Hwy. & Transn.
            Auth. Hwy. Rev. Bonds Ser. V, 6 5/8s, 7/1/12      A       3,228,750
            Comwlth. of Puerto Rico Hwy. & Transn.
            Auth. Hwy. VRDN
    600,000   Ser. X, 3.3s, 7/1/99                        VMIGI         600,000
  7,500,000   Ser. X, 5 1/2s, 7/1/08                          A       7,546,875
  8,000,000 Comwlth. of Puerto Rico Hwy. Auth.
            Rev. Bonds, 6 3/4s, 7/1/17                      AAA       8,970,000
            Puerto Rico Elec. Pwr. Auth. Pwr. IFB
  2,500,000   FSA, 7.898s, 7/1/23                           AAA       2,678,125
 33,000,000   Ser. W, MBIA, 7s, 7/1/07                      AAA      38,857,500
  8,000,000   Ser. R, 6 1/4s, 7/1/17                          A       8,330,000
 68,500,000   Ser. N, zero%,  7/1/17                          A      19,608,125
 11,175,000   Ser. O, zero%,  7/1/17                          A       3,198,844
  1,207,677 Puerto Rico Hsg. Fin. Corp. Rev. Bonds
            (Bayamon Hsg. Dev. Project), FHA,
            7.921s, 7/1/21                                  Baa       1,367,693
 13,850,000 Puerto Rico Pub. Bldg. Auth. Rev. Bonds
            (Gtd. Pub. Edl. & Hlth. Facs.), Ser. L,
            6 7/8s, 7/1/12                                  AAA      16,031,375
 11,350,000 Puerto Rico Tel. Auth. IFB 7.921s, 1/1/20
            (acquired 9/25/92, cost $10,981,125)++            A      12,187,063
                                                                ----------------
                                                                    145,359,350
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS (cost $2,027,155,581)***           $2,238,334,767
-------------------------------------------------------------------------------
  * Percentages indicated are based on net assets of $2,229,224,263.

 ** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at November 30, 1995 for the securities lis-ted. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1995. Securi-ties rated by Putnam are indicated by "/P" and are not publicly rated. Ra-tings are not covered by the Report of independent accountants.

 ++ Restricted securities as to public resale. At the date of acquisition these securities were valued at cost. There were no outstanding securities of the same class as those held. Total market value of restricted securities owned at November 30, 1995 was $112,790,813 or 5.1% of net assets.

*** The aggregate identified cost on a tax cost basis is $2,030,887,973 resul-ting in gross unrealized appreciation and depreciation of $209,794,196 and $2,347,402 respectively, or net unrealized appreciation of $207,446,794

    The fund had the following industry group concentrations greater than 10% at November 30,1995 (as a percentage of net assets):

        Airport/Transportation  14.3%
        Utilities/Water&Sewage  13.4
        Education               12.3

    The rates shown on VRDN and IFB, which are securities paying variable inte-rest rates that vary inversely to changes in the market interest rates, are the current interest rates at November 30,1995, which are subject to change based on the terms of the security.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995

ASSETS
-------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,027,155,581) (Note 1)                       $2,238,334,767
-------------------------------------------------------------------------------
Cash                                                                    65,421
-------------------------------------------------------------------------------
Interest receivable                                                 36,417,120
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                               1,909,590
-------------------------------------------------------------------------------
Receivable for securities sold                                       9,843,267
-------------------------------------------------------------------------------
TOTAL ASSETS                                                     2,286,570,165

LIABILITIES
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                           1,827,158
-------------------------------------------------------------------------------
Payable to securities purchased                                     48,067,988
-------------------------------------------------------------------------------
Distributions payable to shareholders                                4,199,959
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                         2,317,268
-------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                              812
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                             4,571
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                 813,766
-------------------------------------------------------------------------------
Other accrued expenses                                                 114,380
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   57,345,902
-------------------------------------------------------------------------------
NET ASSETS                                                      $2,229,224,263

REPRESENTED BY
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                 $2,098,608,042
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                         1,213,628
-------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions (Note 1)  (81,776,593)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                         211,179,186
-------------------------------------------------------------------------------
TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO
CAPITAL SHARES OUTSTANDING                                      $2,229,224,263

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
-------------------------------------------------------------------------------
Net asset value and redemption price of class A shares
($2,013,022,185 divided by 224,393,540 shares)                           $8.97
-------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.97)*                   $9.42
-------------------------------------------------------------------------------
Net asset value and offering price of class B shares
($215,614,027 divided by 24,080,694 shares)+                             $8.95
-------------------------------------------------------------------------------
Net asset value and redemption price of class M shares
($588,051 divided by 65,568 shares)                                      $8.97
-------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.97)**                  $9.27
-------------------------------------------------------------------------------
 * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
Year ended November 30, 1995

TAX EXEMPT INTEREST INCOME                                        $138,133,443
-------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    10,485,165
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                       1,553,095
-------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                       51,246
-------------------------------------------------------------------------------
Reports to shareholders                                                 84,541
-------------------------------------------------------------------------------
Auditing                                                               109,896
-------------------------------------------------------------------------------
Legal                                                                   37,663
-------------------------------------------------------------------------------
Postage                                                                210,564
-------------------------------------------------------------------------------
Registration fees                                                          770
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        30,132
-------------------------------------------------------------------------------
Distribution fees -- class A (Note 2)                                3,971,349
-------------------------------------------------------------------------------
Distribution fees -- class B (Note 2)                                1,683,624
-------------------------------------------------------------------------------
Distribution fees -- class M (Note 2)                                      989
-------------------------------------------------------------------------------
Other expenses                                                          89,319
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                      18,308,353
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                          (1,810,417)
-------------------------------------------------------------------------------
NET EXPENSES                                                        16,497,936
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              121,635,507
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                    22,164,338
-------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)             (16,001,116)
-------------------------------------------------------------------------------
Net realized loss on written options (Notes 1 and 3)               (31,779,516)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts
during the year                                                    262,034,238
-------------------------------------------------------------------------------
NET GAIN ON INVESTMENT TRANSACTIONS                                236,417,944
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $358,053,451
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                         YEAR ENDED NOVEMBER 30
                                                           1995           1994
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                              $121,635,507   $134,386,692
-------------------------------------------------------------------------------
Net realized loss on investment transactions        (25,616,294)   (39,809,864)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                      262,034,238   (284,366,608)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           358,053,451   (189,789,780)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A                                        (113,360,526)  (123,572,963)
    Class B                                          (9,815,891)    (8,995,974)
    Class M                                             (11,640)            --
-------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                  --    (12,732,691)
    Class B                                                  --       (849,699)
-------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                  --    (14,104,706)
    Class B                                                  --       (941,033)
-------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)   (80,755,503)    (1,157,824)
-------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             154,109,891   (352,144,670)
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of year                                 2,075,114,372  2,427,259,042
-------------------------------------------------------------------------------
END OF YEAR (including undistributed
net investment income, of
$1,213,628 and $1,461,483, respectively)         $2,229,224,263 $2,075,114,372
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                      FOR THE PERIOD                                                  FOR THE PERIOD
                      APRIL 10, 1995                                                 JANUARY 4, 1993
                       (COMMENCEMENT                                                   (COMMENCEMENT
                   OF OPERATIONS) TO                                               OF OPERATIONS) TO
                         NOVEMBER 30               YEAR ENDED NOVEMBER 30                NOVEMBER 30
                               1995+               1995              1994                       1993
------------------------------------------------------------------------------------------------------------
                             CLASS M                               CLASS B
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
BEGINNING OF PERIOD            $8.79             $8.02              $9.37                      $8.95
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income            .26               .43                .46                        .40
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments       .21               .93              (1.24)                       .42
------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS                       .47              1.36               (.78)                       .82
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income           (.29)             (.43)              (.46)                      (.40)
------------------------------------------------------------------------------------------------------------
Net realized gain on
investments                       --                --               (.05)                        --
------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments               --                --               (.06)                        --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             (.29)             (.43)              (.57)                      (.40)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD $8.97             $8.95              $8.02                      $9.37
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (a)         5.44(b)          17.26              (8.75)                     (9.25)(b)
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
(in thousands)                  $588          $215,614           $173,213                   $146,665
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets (%) (c)               .65(b)           1.43               1.39                       1.28(b)
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)       3.30(b)           4.95               5.16                       4.29(b)
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)         73.85             73.85              47.56                      26.60
------------------------------------------------------------------------------------------------------------

  +  Per share net investment income for the period ended November 30, 1995 has been determined on the basis of the weighted average number of shares outstanding during the period.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Not annualized.
(c) The ratio of expenses to average net assets for the year ended November 30, 1995 included amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. See Note 2.

FINANCIAL HIGHLIGHTS (Continued)
(For a share outstanding throughout the period)


                                                                   YEAR ENDED NOVEMBER 30
                                         1995             1994             1993             1992             1991
---------------------------------------------------------------------------------------------------------------------
                                                                         CLASS A
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
BEGINNING OF PERIOD                     $8.05            $9.38            $8.98            $8.75            $8.34
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income                     .49              .53              .53              .57              .58
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                .92            (1.24)             .52              .32              .42
---------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS                               1.41             (.71)            1.05              .89             1.00
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                    (.49)            (.51)            (.53)            (.58)            (.59)
---------------------------------------------------------------------------------------------------------------------
Net realized gain on
investments                                --             (.05)            (.10)            (.08)              --
---------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                        --             (.06)            (.02)              --               --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                      (.49)            (.62)            (.65)            (.66)            (.59)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $8.97            $8.05            $9.38            $8.98            $8.75
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (a)                 17.95            (8.02)           12.02            10.60            12.44
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
(in thousands)                     $2,013,022       $1,901,901       $2,280,604       $1,960,500       $1,659,383
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets (%) (c)                        .78              .75              .76              .66              .63
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                5.63             5.82             5.67             6.44             6.84
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  73.85            47.56            26.60            20.13            49.91
---------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 1995

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES
The fund is a series of Putnam New York Tax Exempt Income Trust, "the trust", registered under the Investment Company Act of 1940, as amended, as a diversi-fied, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York State and City per-sonal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. be-lieves is consistent with preservation of capital by investing primarily in a portfolio of longer-term New York tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares commenced operations on April 10, 1995 and are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the dis-tribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would recei-ve their pro-rata share of the net assets of the fund, if the fund were liquida-ted. In addition, the Trustees declare separate dividends on each class of sha-res.

The following is a summary of significant accounting policies consistently fo-llowed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A) SECURITY VALUATION Tax-exempt bonds and notes are stated on the basis of va-luations provided by a pricing service, approved by the Trustees, which uses in-formation with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is de-termined by Putnam Management following procedures approved by the Trustees.

B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME Security transactions are accounted for on the trade date (date the order to buy or sell is executed). In-terest income is recorded on the accrual basis.

C) FUTURES AND OPTIONS CONTRACTS The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or which it in-vests to increase its current returns.

The potential risk to the fund is that the change in value of the futures and options contracts may not correspond to the change in value to the hedge instru-ments. In addition, losses may arise in changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the conterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are value at the last sales price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Option trade over-the-coun-ter are valued using prices supplied by dealers.

E) FEDERAL TAXES It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the In-ternal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefo-re, no provision has been made for federal taxes on income, capital gains or un-realized appreciation of securities held and excise tax on income and capital gains.

At November 30, 1995, the fund had a capital loss carryover of approximately $51,972,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:
        LOSS CARRYOVER      EXPIRATION
----------------------------------------------
           $47,172,000     Nov 30, 2002
           $ 4,800,000     Nov 30, 2003

F) DISTRIBUTIONS TO SHAREHOLDERS Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include treatment of market discount, realized and unrealized gains and losses on certain futures contracts and the utilization of capital loss carryover. Reclassifications are made to the fund's capital accounts to re-flect income and gains available for distribution (or available capital loss ca-rryovers) under income tax regulations.

For the year ended November 30, 1995, the fund reclassified $1,304,695 to in-crease undistributed net investment income and $1,304,695 to increase accumula-ted net realized loss on investment transactions. The calculation of net invest-ment income per share in the financial highlights table excludes these adjust-ments.

G) AMORTIZATION OF BOND PREMIUM AND DISCOUNT Any premium resulting from the pur-chase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds, original issue and stepped-coupon bonds are accreted according to the effective yield method.


NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS
Compensation of Putnam Management for management and investment advisory servi-ces is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of any amount over $1.5 billion, subject to reduction in any year to the extent of certain brokerage co-mmissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative ser-vices to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustees fee of $2,760 and an additional fee for each Trustees meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive addi-tional fees for attendance at certain committee meetings.

During the year ended November 30, 1995, the fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees re-main in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

Custodial functions for the fund's assets are being provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of the Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1995, fund expenses were reduced by $1,810,417 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arran-gements.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Compa-ny Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provi-ded and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended November 30, 1995 Putnam Mutual Funds Corp., acting as under-writer received net commissions of $165,649 and $687 from the sale of class A and class M shares, respectively and received $567,167 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 1995, Putnam Mutual Funds Corp., acting as underwriter received $3,864 on class A redemptions.


NOTE 3
PURCHASES AND SALES OF SECURITIES
During the year ended November 30, 1995, purchases and sales of investment secu-rities other than short-term investments aggregated $1,555,744,303 and $1,664,224,827 respectively. Purchases and sales of short-term municipal obligations aggregated $562,734,846 and $468,683,400, res-pectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                                      CONTRACT        PREMIUMS
                                                       AMOUNTS        RECEIVED
-------------------------------------------------------------------------------
Contracts outstanding at beginning of year      $           --    $         --
Options opened                                   1,952,600,774      33,765,983
Options expired                                             --              --
Options closed                                  (1,952,600,774)    (33,765,983)
-------------------------------------------------------------------------------
Written options outstanding at end of year          $       --      $       --
-------------------------------------------------------------------------------


NOTE 4
CAPITAL SHARES
At November 30, 1995 there was an unlimited number of shares of beneficial inte-rest authorized. Transactions in capital shares were as follows:
                                                         YEAR ENDED
                                                      NOVEMBER 30, 1995
CLASS A                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                 34,641,941            $299,863,106
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                7,781,790              67,528,149
-------------------------------------------------------------------------------
                                            42,423,731             367,391,255
-------------------------------------------------------------------------------
Shares repurchased                         (54,405,284)           (470,391,927)
-------------------------------------------------------------------------------
NET DECREASE                               (11,981,553)          $(103,000,672)
-------------------------------------------------------------------------------
                                                         YEAR ENDED
                                                      NOVEMBER 30, 1994
CLASS A                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                 41,795,457            $368,221,874
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions               10,274,603              91,568,268
-------------------------------------------------------------------------------
                                            52,070,060             459,790,142
-------------------------------------------------------------------------------
Shares repurchased                         (58,823,972)           (514,934,501)
-------------------------------------------------------------------------------
NET DECREASE                                (6,753,912)           $(55,144,359)
-------------------------------------------------------------------------------
                                                         YEAR ENDED
                                                      NOVEMBER 30, 1995
CLASS B                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                  5,286,706             $45,689,999
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                  736,750               6,385,614
-------------------------------------------------------------------------------
                                             6,023,456              52,075,613
-------------------------------------------------------------------------------
Shares repurchased                          (3,529,522)            (30,405,514)
-------------------------------------------------------------------------------
NET INCREASE                                 2,493,934             $21,670,099
-------------------------------------------------------------------------------
                                                         YEAR ENDED
                                                      NOVEMBER 30, 1994
CLASS B                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                  7,990,189             $71,636,430
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                  823,923               7,301,216
-------------------------------------------------------------------------------
                                             8,814,112              78,937,646
-------------------------------------------------------------------------------
Shares repurchased                          (2,881,112)            (24,951,111)
-------------------------------------------------------------------------------
NET INCREASE                                 5,933,000             $53,986,535
-------------------------------------------------------------------------------
                                                                FOR THE PERIOD
                                                                APRIL 10, 1995
                                                                 (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             NOVEMBER 30, 1995
CLASS M                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                     70,965                $622,165
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                    1,190                  10,457
-------------------------------------------------------------------------------
                                                72,155                 632,622
-------------------------------------------------------------------------------
Shares repurchased                              (6,587)                (57,552)
-------------------------------------------------------------------------------
NET INCREASE                                    65,568                $575,070
-------------------------------------------------------------------------------

OUR COMMITMENT TO QUALITY SERVICE


CHOOSE AWARD-WINNING SERVICE.
Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past six years. In 1995, over 146,000 tests of 56 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

HELP YOUR INVESTMENT GROW.
Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account. *

SWITCH FUNDS EASILY.
You can move money from one account to another with the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY QUICKLY.
You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam repres-entative.

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number:
1-800-225-1581.

* Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT ACCOUNTANTS
Coopers &Lybrand L.L.P.

TRUSTEES
George Putnam, Chairman                   William F. Pounds, Vice Chairman
Jameson Adkins Baxter                     Hans H. Estin
John A. Hill                              Elizabeth T. Kennan
Lawrence J. Lasser                        Robert E. Patterson
Donald S. Perkins                         George Putnam, III
Eli Shapiro                               A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam                             Charles E. Porter
President                                 Executive Vice President

Patricia C. Flaherty                      Lawrence J. Lasser
Senior Vice President                     Vice President

Gordon H. Silver                          James E. Erickson
Vice President                            Vice President

David J. Eurkus                           James E. Prusko
Vice President and Fund Manager           Vice President

Blake E. Anderson                         William N. Shiebler
Vice President                            Vice President

John R. Verani                            Paul M. O'Neil
Vice President                            Vice President

John D. Hughes                            Beverly Marcus
Senior Vice President and Treasurer       Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New York Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompa-nied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Put-nam's Quarterly Performance Summary. For more information, or to request a pros-pectus, call toll free: 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT IN-SURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                                                        ---------------
PUTNAM INVESTMENTS                                      Bulk Rate
                                                        U.S. Postage
THE PUTNAM FUNDS                                        PAID
One Post Office Square                                  Putnam
Boston, Massachusetts 02109                             Investments
                                                        ---------------






22202-030/345/681      1/96

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EDGAR-FILED TEXTS:

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(12) The double section symbol has been replaced by ^^

(13) The trile section symbol has been replaced by ^^^